Net revenues - summary of revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Sales of goods	€ 82,510	€ 103,019	€ 104,990
Services provided	3,297	3,961	3,871
Contract revenues	547	672	958
Lease installments from assets sold with a buy-back commitment	193	362	394
Interest income of financial services activities	129	173	199
Total Net revenues	€ 86,676	€ 108,187	€ 110,412